Investments in Real Estate and Real Estate Under Construction	12 Months Ended
Dec. 31, 2011
Investments in Real Estate and Real Estate Under Construction [Abstract]
Investments in Real Estate and Real Estate Under Construction
Investments in Real Estate and Real Estate Under Construction

The Company, through property owner subsidiaries, acquired the following operating properties in separate transactions during 2011:

							Lease Intangibles
Property Type	Location	Acquisition/Consolidation Date	Initial Cost Basis	Lease Expiration	Land	Building and Improvements	Above Market Lease Value	Lease in-place Value	Tenant Relationships Value
Industrial	Byhalia, MS	May 2011	$27,492	03/2026	$1,005	$21,483	$—	$4,097	$907
Office	Rock Hill, SC	May 2011	$7,395	08/2021	$551	$4,313	$—	$1,853	$678
Office (1)	Allen, TX	May 2011	$36,304	03/2018	$5,591	$21,607	$—	$5,127	$3,979
Industrial (2)	Shelby, NC	June 2011	$23,470	05/2031	$1,421	$18,917	$—	$2,712	$420
Office	Columbus, OH	July 2011	$6,137	07/2027	$433	$2,773	$—	$2,205	$726
Industrial	Chillicothe, OH	October 2011	$12,110	06/2026	$736	$9,021	$—	$1,859	$494
Office (3)	Aurora, IL	October 2011	$15,300	09/2017	$3,063	$5,943	$1,272	$3,616	$1,406
			$128,208		$12,800	$84,057	$1,272	$21,469	$8,610

Weighted-average life of intangible assets (years)							6.0	11.8	9.7
(1)    The Company acquired the property from Net Lease Strategic Assets Fund L.P. pursuant to a purchase option.
(2)    The Company funded the construction of the property commencing in 2010.
(3)    Obtained control of joint venture investment (see note 9).

In addition, during 2011, the Company deposited $1,700 and posted a $1,600 letter of credit toward the purchase of a $17,558 to-be-built 80,000 square foot office property in Eugene, Oregon. Substantial completion of the property is expected to occur in the first quarter of 2013 although there can be no assurance that the acquisition will be consummated.

During 2010, the Company, through a property owner subsidiary, acquired an office property for $16,650. The property is located in Columbus, Ohio and is net-leased for 16 years. In addition in 2010, the Company, through a property owner subsidiary, purchased a parcel and parking lot adjacent to a property in which the Company has an interest in a sale/leaseback transaction with an existing tenant, Nevada Power Company, for $3,275. One of the Company's property owner subsidiaries financed the purchase of the parking lot with a $2,450 non-recourse mortgage note that matures in September 2014 and bears interest at 7.5%. In connection with the transaction, the Nevada Power Company's lease on the existing property was extended from January 2014 to January 2029.
The Company recognized aggregate acquisition expenses of $432 and $164 in 2011 and 2010, respectively, which are included in property operating expenses within the Company's Consolidated Statements of Operations. As of December 31, 2011 and 2010, the components of intangible assets, are as follows:

	2011	2010
In-place lease values	$327,589	$335,152
Tenant relationship values	152,390	156,495
Above-market leases	66,939	85,987
	$546,918	$577,634

The estimated amortization of the above intangibles for the next five years is $37,925 in 2012, $27,862 in 2013, $22,406 in 2014, $16,819 in 2015 and $14,468 in 2016.

Below-market leases, net of accretion, which are included in deferred revenue, are $78,806 and $94,677, respectively as of December 31, 2011 and 2010. The estimated accretion for the next five years is $7,134 in 2012, $6,696 in 2013, $5,734 in 2014, $4,671 in 2015 and $3,693 in 2016.

During 2011, the Company, through lender subsidiaries and property owner subsidiaries, entered into three acquisition, development and construction arrangements whereby the lender subsidiaries agreed to lend funds to construct build-to-suit properties and the property owner subsidiaries agreed to purchase the properties upon completion of construction and commencement of a tenant lease. When the Company anticipates that it will indirectly participate in residual profits through the loan provisions and other contracts, the Company records the loan as an investment in real estate under construction. In addition, the Company hired developers to construct two office buildings and formed a joint venture with a developer to construct an industrial facility, which will be leased to single-tenants upon completion. As of December 31, 2011, the Company had the following development arrangements outstanding:

Location	Property Type	Square Feet	Expected Maximum Commitment/Contribution	Estimated Purchase Price/Completion Cost	Lease Term (Years)	Estimated Completion Date
Saint Joseph, MO(1)	Office	99,000	$17,991	$17,991	15	2Q 12
Huntington, WV(1)(3)	Office	70,000	$11,826	$12,600	15	1Q 12
Shreveport, LA(1)	Industrial	257,000	$2,520	$13,064	10	2Q 12
Florence, SC	Office	32,000	$5,128	$5,128	12	1Q 12
Long Island City, NY(2)	Industrial	143,000	$46,728	$55,524	15	1Q 13
Jessup, PA	Office	150,000	$20,780	$20,780	15	2Q 12
		751,000	$104,973	$125,087
(1) Acquisition, development and construction arrangement.
(2) Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.
(3) Property acquired in January 2012.

The Company has variable interests in certain developer entities constructing the facilities but is not the primary beneficiary of the entities as the Company does not have a controlling financial interest. As of December 31, 2011, the Company's aggregate investment in development arrangements is $32,829, which includes $619 of interest capitalized during 2011, and is presented as investments in real estate under construction in the accompanying Consolidated Balance Sheets.